LEASE - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASE
Expenses relating to short-term assets	R$ 5,239	R$ 7,365
Expenses relating to low-value assets	3,413	12,182
Total amount recognized	R$ 8,652	R$ 19,547